Business Combination - Yuhan and other acquisitions (Details) ¥ in Thousands, $ in Thousands	1 Months Ended			12 Months Ended
	Jan. 31, 2018 USD ($)	Jan. 31, 2018 CNY (¥)	Jul. 31, 2017 item	Aug. 31, 2018 USD ($)	Aug. 31, 2018 CNY (¥)	Aug. 31, 2017 CNY (¥)	Aug. 31, 2016 CNY (¥)	Aug. 31, 2018 CNY (¥)
Business Combination
Aggregate equity interest held (as a percentage)	75.60%	75.60%
Allocation of the purchase price
Gains from revaluation of the previously held equity interests				$ 546	¥ 3,730	¥ 2,521	¥ 117
Other income, net
Allocation of the purchase price
Gains from revaluation of the previously held equity interests | ¥					1,481
Yuhan (Shanghai) Information Technology Co., Ltd.
Business Combination
Percentage of equity interest acquired (as a percentage)	55.60%	55.60%	20.00%
Cash consideration	$ 20,498	¥ 140,000
Allocation of the purchase price
Intangible assets (Note 8)				14,329				¥ 97,870
Net tangible assets				(3,562)				(24,331)
Goodwill				23,572				161,001
Total fair value of purchase price allocation				34,339				234,540
Cash consideration				20,498	140,000
Fair value of ownership interests previously held in the acquiree				6,236	¥ 42,595
Fair value of non-controlling interests				7,605				51,945
Net tangible assets acquired - cash and cash equivalent				934				6,381
Net tangible assets acquired - short-term investment				6,735				46,000
Net tangible assets acquired - prepayment and other current assets				2,954				20,175
Net tangible assets acquired - property and equipment				1,122				7,662
Net tangible assets acquired - accrued expenses and other current liabilities				2,779				18,979
Net tangible assets acquired - deferred tax liabilities				3,553				24,268
Net tangible assets acquired - prepayments from customers				$ 9,175				62,668
Yuhan (Shanghai) Information Technology Co., Ltd. | Minimum
Business Combination
Student age			3 years
Class format students per teacher			2
Allocation of the purchase price
Estimated amortization periods				5 years	5 years
Yuhan (Shanghai) Information Technology Co., Ltd. | Maximum
Business Combination
Student age			12 years
Class format students per teacher			14
Allocation of the purchase price
Estimated amortization periods				30 years	30 years
Other acquisitions
Allocation of the purchase price
Intangible assets (Note 8)				$ 1,690		10,830		11,540
Net tangible assets				(4,285)		18,012		(29,268)
Goodwill				22,359		49,562		152,716
Total fair value of purchase price allocation				19,764		78,404		134,988
Cash consideration				16,235	¥ 110,885	61,361
Fair value of ownership interests previously held in the acquiree				509	¥ 3,474	3,949
Fair value of non-controlling interests				3,020		¥ 13,094		20,629
Net tangible assets acquired - cash and cash equivalent				1,663				11,358
Net tangible assets acquired - prepayment and other current assets				1,335				9,119
Net tangible assets acquired - property and equipment				4,443				30,348
Net tangible assets acquired - accrued expenses and other current liabilities				3,981				27,192
Net tangible assets acquired - deferred tax liabilities				442				2,885
Net tangible assets acquired - prepayments from customers				$ 7,213				¥ 49,268
Other acquisitions | Minimum
Allocation of the purchase price
Estimated amortization periods				5 years	5 years
Other acquisitions | Maximum
Allocation of the purchase price
Estimated amortization periods				30 years	30 years